Segment Information and Revenue from Significant Customers - Summary Sales to Significant Customers (Detail) - Revenue [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Customer 1 [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue from significant customer	25.90%	24.50%	23.80%
Customer 2 [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue from significant customer	19.90%	22.60%	23.10%